Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
July 31, 2025
AGLO-NPRT3-0925
1.804860.121
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.8%
Industrials - 0.8%
Aerospace & Defense - 0.8%
DroneShield Ltd (a)(b)	567,349	1,356,199
BRAZIL - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	700	1,661,723
CANADA - 2.6%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd (United States)	57,800	1,832,260
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Celestica Inc (b)	11,100	2,219,119
TOTAL CANADA		4,051,379
CHINA - 2.5%
Communication Services - 2.5%
Interactive Media & Services - 2.5%
Tencent Holdings Ltd	55,400	3,878,678
DENMARK - 1.8%
Industrials - 1.8%
Air Freight & Logistics - 1.8%
DSV A/S	12,400	2,778,654
FRANCE - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	500	1,227,360
GERMANY - 1.1%
Industrials - 1.1%
Aerospace & Defense - 1.1%
Rheinmetall AG	850	1,682,574
INDIA - 2.4%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	64,300	1,400,960
Financials - 1.5%
Banks - 1.5%
HDFC Bank Ltd/Gandhinagar	100,700	2,312,882
TOTAL INDIA		3,713,842
ITALY - 2.8%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	23,500	633,982
Financials - 1.4%
Banks - 1.4%
UniCredit SpA	28,200	2,074,783
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
GVS SpA (a)(b)(c)	286,900	1,605,947
TOTAL ITALY		4,314,712
JAPAN - 4.2%
Communication Services - 1.0%
Entertainment - 1.0%
Nintendo Co Ltd	19,000	1,588,000
Industrials - 3.2%
Industrial Conglomerates - 3.2%
Hitachi Ltd	163,200	4,994,027
TOTAL JAPAN		6,582,027
KOREA (SOUTH) - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	9,080	1,749,141
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
Banco Santander SA	248,900	2,138,248
SWEDEN - 1.0%
Industrials - 1.0%
Trading Companies & Distributors - 1.0%
Bergman & Beving AB B Shares	50,443	1,623,163
TAIWAN - 3.8%
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,500	5,919,690
UNITED KINGDOM - 1.7%
Financials - 1.7%
Banks - 1.7%
Lloyds Banking Group PLC	2,278,200	2,340,773
Starling Bank Ltd (d)	72,300	240,617

TOTAL UNITED KINGDOM		2,581,390
UNITED STATES - 68.4%
Communication Services - 7.7%
Interactive Media & Services - 7.7%
Alphabet Inc Class A	22,600	4,336,940
Meta Platforms Inc Class A	9,900	7,657,056
		11,993,996
Consumer Discretionary - 5.1%
Broadline Retail - 5.1%
Amazon.com Inc (b)	34,100	7,983,151
Consumer Staples - 1.2%
Beverages - 1.2%
Constellation Brands Inc Class A	11,200	1,870,847
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp	18,800	2,098,832
Financials - 17.2%
Banks - 4.1%
Citigroup Inc	20,200	1,892,740
JPMorgan Chase & Co	15,200	4,502,848
		6,395,588
Capital Markets - 2.9%
Charles Schwab Corp/The	36,000	3,518,280
KKR & Co Inc Class A	7,300	1,070,034
		4,588,314
Consumer Finance - 1.4%
American Express Co	7,200	2,155,032
Financial Services - 7.2%
Apollo Global Management Inc	22,500	3,269,700
Mastercard Inc Class A	7,000	3,965,290
Visa Inc Class A	11,800	4,076,546
		11,311,536
Insurance - 1.6%
Arthur J Gallagher & Co	8,700	2,499,075
TOTAL FINANCIALS		26,949,545

Health Care - 2.1%
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp (b)	31,900	3,346,948
Industrials - 9.4%
Aerospace & Defense - 1.9%
Boeing Co (b)	13,400	2,972,656
Building Products - 1.8%
Trane Technologies PLC	6,500	2,847,520
Construction & Engineering - 1.8%
EMCOR Group Inc	4,400	2,760,956
Machinery - 3.0%
Deere & Co	3,550	1,861,514
Westinghouse Air Brake Technologies Corp	14,400	2,765,520
		4,627,034
Trading Companies & Distributors - 0.9%
Watsco Inc (e)	3,300	1,487,904
TOTAL INDUSTRIALS		14,696,070

Information Technology - 22.2%
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp Class A	38,100	4,058,031
Semiconductors & Semiconductor Equipment - 9.0%
Broadcom Inc	13,600	3,994,320
NVIDIA Corp	56,450	10,040,762
		14,035,082
Software - 8.4%
Microsoft Corp	18,950	10,109,825
Synopsys Inc (b)	4,800	3,040,656
		13,150,481
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc	10,800	2,241,756
Pure Storage Inc Class A (b)	19,500	1,160,640
		3,402,396
TOTAL INFORMATION TECHNOLOGY		34,645,990

Materials - 2.2%
Construction Materials - 2.2%
CRH PLC	24,600	2,348,070
Holcim AG	13,260	1,057,484
		3,405,554
TOTAL UNITED STATES		106,990,933
TOTAL COMMON STOCKS (Cost $99,101,266)		152,249,713

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Valsoft Corp Series A-1.2 (d)(f)	7	72,578
Valsoft Corp Series A-1.3 (d)(f)	3	31,104
Valsoft Corp Series A-1.4 (d)(f)	3	31,105

TOTAL CANADA		134,787
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (b)(d)(f)	50,623	591,783
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $701,259)		726,570

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	3,484,391	3,485,088
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	1,444,656	1,444,800
TOTAL MONEY MARKET FUNDS (Cost $4,929,888)			4,929,888

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $104,732,413)	157,906,171
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,573,846)
NET ASSETS - 100.0%	156,332,325

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,962,146 or 1.9% of net assets.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,605,947 or 1.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $726,570 or 0.5% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Valsoft Corp Series A-1.2	3/14/25	81,996

Valsoft Corp Series A-1.3	3/17/25	29,781

Valsoft Corp Series A-1.4	3/17/25	39,484

Wasabi Holdings Inc Series C	3/31/21 - 4/30/21	549,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,261,769	55,960,546	54,737,227	260,434	-	-	3,485,088	3,484,391	0.0%
Fidelity Securities Lending Cash Central Fund	-	23,640,617	22,195,817	225	-	-	1,444,800	1,444,656	0.0%
Total	2,261,769	79,601,163	76,933,044	260,659	-	-	4,929,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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